Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Shares	Additional Paid in Capital	Accumulated Other Comprehensive Loss	Retained Earnings (Accumulated Deficit)	Stockholders’ Equity	Non- Controlling Interest (net of OCI)	Obligation to Issue Shares	Total
Balance at Dec. 31, 2018	$ 397	$ 39,847	$ (699)	$ (18,061)	$ 21,484	$ 3,352		$ 24,836
Balance (in Shares) at Dec. 31, 2018	50,311,278
Shares issued for cash	$ 360	13,197			13,557			13,557
Shares issued for cash (in Shares)	48,420,891
Fair value of investor warrants		(3,514)			(3,514)			(3,514)
Debt conversion	$ 167	5,620			5,787			5,787
Debt conversion (in Shares)	22,603,910
Share issuance costs		(4,429)			(4,429)			(4,429)
Acquisition of non-controlling Interest (“NCI”)		(431)			(431)	(371)		(802)
Share based compensation		333			333			333
Currency translation adjustment			(387)		(387)	(78)		(465)
Net loss for the period				(14,313)	(14,313)	(87)		(14,400)
Balance at Dec. 31, 2019	$ 924	50,623	(1,086)	(32,374)	18,087	2,816		20,903
Balance (in Shares) at Dec. 31, 2019	121,336,079
Settlement of Financing Facility	$ 67	2,437			2,504			2,504
Settlement of Financing Facility (in Shares)	9,330,000
Share issuance costs		(105)			(105)			(105)
Share based compensation		188			188			188
Cumulative translation adjustment			(229)		(229)			(229)
Net loss for the period				(974)	(974)	(1)		(975)
Balance at Mar. 31, 2020	$ 991	53,143	(1,315)	(33,348)	19,471	2,815		22,286
Balance (in Shares) at Mar. 31, 2020	130,666,079
Balance at Dec. 31, 2019	$ 924	50,623	(1,086)	(32,374)	18,087	2,816		20,903
Balance (in Shares) at Dec. 31, 2019	121,336,079
Balance at Jun. 30, 2020	$ 1,282	57,001	(998)	(35,296)	21,989	758		22,747
Balance (in Shares) at Jun. 30, 2020	169,240,983
Balance at Dec. 31, 2019	$ 924	50,623	(1,086)	(32,374)	18,087	2,816		20,903
Balance (in Shares) at Dec. 31, 2019	121,336,079
Shares issued for cash	$ 141	2,889			3,030			3,030
Shares issued for cash (in Shares)	18,067,963
Settlement of Financing Facility	$ 67	2,437			2,504			2,504
Settlement of Financing Facility (in Shares)	9,330,000
Acquisition of NCI	$ 289	2,572			2,861	(2,861)
Acquisition of NCI (in Shares)	38,320,369
Fair value of instrument specific Credit risk			9		9			9
Debt conversion	$ 203	2,799			3,002			3,002
Debt conversion (in Shares)	25,546,633
Share issuance costs		(652)			(652)			(652)
Share based compensation		616			616			616
Currency translation adjustment			2,452		2,452	60		2,512
Net loss for the period				(5,058)	(5,058)	(15)		(5,073)
Balance at Dec. 31, 2020	$ 1,624	61,284	1,375	(37,432)	26,851			26,851
Balance (in Shares) at Dec. 31, 2020	212,601,044
Balance at Mar. 31, 2020	$ 991	53,143	(1,315)	(33,348)	19,471	2,815		22,286
Balance (in Shares) at Mar. 31, 2020	130,666,079
Acquisition of NCI	$ 196	1,907			2,103	(2,103)
Acquisition of NCI (in Shares)	25,936,599
Fair value of instrument specific Credit risk			6		6			6
Debt conversion	$ 95	1,826			1,921			1,921
Debt conversion (in Shares)	12,638,305
Share issuance costs		(79)			(79)			(79)
Share based compensation		204			204			204
Cumulative translation adjustment			311		311	60		371
Net loss for the period				(1,948)	(1,948)	(14)		(1,962)
Balance at Jun. 30, 2020	$ 1,282	57,001	(998)	(35,296)	21,989	758		22,747
Balance (in Shares) at Jun. 30, 2020	169,240,983
Balance at Dec. 31, 2020	$ 1,624	61,284	1,375	(37,432)	26,851			26,851
Balance (in Shares) at Dec. 31, 2020	212,601,044
Fair value of instrument specific Credit risk			(6)		(6)			(6)
Debt conversion	$ 215	2,169			2,384			2,384
Debt conversion (in Shares)	26,440,475
Share based compensation		195			195			195
Cumulative translation adjustment			(542)		(542)			(542)
Net loss for the period				(2,965)	(2,965)			(2,965)
Balance at Mar. 31, 2021	$ 1,839	63,648	827	(40,397)	25,917			25,917
Balance (in Shares) at Mar. 31, 2021	239,041,519
Shares issued for cash	$ 972	11,153			12,125			12,125
Shares issued for cash (in Shares)	121,162,817
Fair value of instrument specific Credit risk			(3)		(3)			(3)
Fair value of investor warrants		(5,151)			(5,151)			(5,151)
Debt conversion	$ 40	456			496			496
Debt conversion (in Shares)	4,969,135
Share issuance costs		(2,606)					2,606
Share based compensation		433			433			433
Cumulative translation adjustment			(304)		(304)			(304)
Net loss for the period				(4,693)	(4,693)			(4,693)
Balance at Jun. 30, 2021	$ 2,851	$ 67,933	$ 520	$ (45,090)	$ 28,820		$ 2,606	$ 28,820
Balance (in Shares) at Jun. 30, 2021	365,173,471